Business Combination,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Summary of Consolidating Statements of Operations by Geographic Operating Segments (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Net sales (including related parties)	$ 275,074	$ 263,516	$ 238,812
Less: Related parties	(16,943)	(13,571)	(19,513)
Net sales	258,131	249,945	219,299
Operating EBITDA	48,563	51,534	41,534
Less: Depreciation and amortization, continuing and discontinued operations	15,992	15,991	14,658
Operating earnings before other expenses, net	32,571	35,543	26,876
Other expenses, net	(3,815)	(1,670)	(3,032)
Financial expense	(19,301)	(21,487)	(19,784)
Other financing items, net	3,616	4,489	(1,333)
Net sales (including related parties), continuing and discontinued operations	1,550	9,186	11,944
Less: Related parties, continuing and discontinued operations	(1)	(207)	(56)
Net sales, continuing and discontinued operations	1,549	8,979	11,888
Operating EBITDA, continuing and discontinued operations	75	1,232	1,201
Less: Depreciation and amortization, continuing and discontinued operations	57	693	978
Operating earnings before other expenses, net, discontinued operations	18	539	223
Other expenses, net, continuing and discontinued operations	14	(2)	23
Financial expense, continuing and discontinued operations	(3)	(10)	(17)
Other financing items, net, continuing and discontinued operations	0	(47)	66
Net sales (including related parties), continuing and discontinued operations	276,624	272,702	250,756
Less: Related parties, continuing and discontinued operations	(16,944)	(13,778)	(19,569)
Net sales, continuing and discontinued operations	259,680	258,924	231,187
Operating EBITDA, continuing and discontinued operations	48,638	52,766	42,735
Less: Depreciation and amortization, continuing and discontinued operations	16,049	16,684	15,636
Operating earnings before other expenses, net, continuing and discontinued operations	32,589	36,082	27,099
Other expenses, net, continuing and discontinued operations	(3,801)	(1,672)	(3,009)
Financial expense, continuing and discontinued operations	(19,304)	(21,497)	(19,801)
Other financing items, net, continuing and discontinued operations	3,616	4,442	(1,267)
Mexico [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	58,442	53,579	50,260
Less: Related parties	(1,075)	(848)	(5,648)
Net sales	57,367	52,731	44,612
Operating EBITDA	21,215	19,256	15,362
Less: Depreciation and amortization, continuing and discontinued operations	2,246	2,390	2,399
Operating earnings before other expenses, net	18,969	16,866	12,963
Other expenses, net	(687)	(608)	(684)
Financial expense	(409)	(339)	(210)
Other financing items, net	(534)	2,695	915
United States [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	65,536	66,554	56,846
Less: Related parties	0	0	(18)
Net sales	65,536	66,554	56,828
Operating EBITDA	10,652	10,973	7,985
Less: Depreciation and amortization, continuing and discontinued operations	6,200	6,400	5,629
Operating earnings before other expenses, net	4,452	4,573	2,356
Other expenses, net	3,202	2,919	234
Financial expense	(631)	(487)	(437)
Other financing items, net	(177)	(212)	(144)
United Kingdom [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	20,179	21,153	20,227
Less: Related parties	0	0	0
Net sales	20,179	21,153	20,227
Operating EBITDA	2,763	3,606	2,705
Less: Depreciation and amortization, continuing and discontinued operations	997	1,047	1,004
Operating earnings before other expenses, net	1,766	2,559	1,701
Other expenses, net	450	711	(147)
Financial expense	(77)	(63)	(95)
Other financing items, net	(397)	(393)	(299)
France [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	16,162	14,535	12,064
Less: Related parties	0	0	0
Net sales	16,162	14,535	12,064
Operating EBITDA	855	669	670
Less: Depreciation and amortization, continuing and discontinued operations	549	484	438
Operating earnings before other expenses, net	306	185	232
Other expenses, net	(129)	(110)	(8)
Financial expense	(61)	(53)	(48)
Other financing items, net	18	2	(10)
Germany [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	10,056	9,572	8,285
Less: Related parties	(1,339)	(1,385)	(1,276)
Net sales	8,717	8,187	7,009
Operating EBITDA	743	553	542
Less: Depreciation and amortization, continuing and discontinued operations	509	464	389
Operating earnings before other expenses, net	234	89	153
Other expenses, net	(11)	(64)	49
Financial expense	(14)	(15)	(14)
Other financing items, net	(63)	(85)	(61)
Spain [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	6,870	6,563	6,151
Less: Related parties	(990)	(841)	(755)
Net sales	5,880	5,722	5,396
Operating EBITDA	344	814	1,031
Less: Depreciation and amortization, continuing and discontinued operations	638	663	604
Operating earnings before other expenses, net	(294)	151	427
Other expenses, net	(711)	(112)	(735)
Financial expense	(34)	(37)	(72)
Other financing items, net	12	(9)	(2)
Poland [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	5,552	4,799	4,445
Less: Related parties	(74)	(88)	(108)
Net sales	5,478	4,711	4,337
Operating EBITDA	647	579	598
Less: Depreciation and amortization, continuing and discontinued operations	361	330	295
Operating earnings before other expenses, net	286	249	303
Other expenses, net	(140)	6	18
Financial expense	(30)	(11)	(54)
Other financing items, net	(8)	123	33
Rest of Europe [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	9,439	7,935	7,457
Less: Related parties	(864)	(541)	(660)
Net sales	8,575	7,394	6,797
Operating EBITDA	1,463	1,141	1,110
Less: Depreciation and amortization, continuing and discontinued operations	688	660	739
Operating earnings before other expenses, net	775	481	371
Other expenses, net	(131)	(103)	(187)
Financial expense	(24)	(33)	(23)
Other financing items, net	71	77	(122)
Colombia [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	10,685	12,415	11,562
Less: Related parties	0	(1)	(2)
Net sales	10,685	12,414	11,560
Operating EBITDA	2,166	3,975	4,041
Less: Depreciation and amortization, continuing and discontinued operations	507	489	500
Operating earnings before other expenses, net	1,659	3,486	3,541
Other expenses, net	(642)	(575)	(88)
Financial expense	(129)	46	(50)
Other financing items, net	(36)	38	(570)
Panama [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	5,112	4,906	4,599
Less: Related parties	(98)	(124)	(68)
Net sales	5,014	4,782	4,531
Operating EBITDA	2,007	2,170	1,869
Less: Depreciation and amortization, continuing and discontinued operations	319	340	298
Operating earnings before other expenses, net	1,688	1,830	1,571
Other expenses, net	(20)	(7)	(180)
Financial expense	(5)	(27)	(13)
Other financing items, net	7	5	2
Costa Rica [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	2,805	2,818	2,658
Less: Related parties	(379)	(351)	(229)
Net sales	2,426	2,467	2,429
Operating EBITDA	1,000	1,127	1,096
Less: Depreciation and amortization, continuing and discontinued operations	99	116	102
Operating earnings before other expenses, net	901	1,011	994
Other expenses, net	0	(23)	(2)
Financial expense	(5)	(11)	(9)
Other financing items, net	29	27	2
Caribbean TCL [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	4,332
Less: Related parties	(49)
Net sales	4,283
Operating EBITDA	1,059
Less: Depreciation and amortization, continuing and discontinued operations	610
Operating earnings before other expenses, net	449
Other expenses, net	(139)
Financial expense	(215)
Other financing items, net	(25)
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	11,716	11,378	12,177
Less: Related parties	(872)	(778)	(1,988)
Net sales	10,844	10,600	10,189
Operating EBITDA	2,602	2,875	2,295
Less: Depreciation and amortization, continuing and discontinued operations	449	437	445
Operating earnings before other expenses, net	2,153	2,438	1,850
Other expenses, net	(1,069)	(1,226)	(87)
Financial expense	(23)	(28)	(22)
Other financing items, net	(12)	(182)	(119)
Philippines [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	8,296	9,655	8,436
Less: Related parties	0	0	(4)
Net sales	8,296	9,655	8,432
Operating EBITDA	1,394	2,687	2,206
Less: Depreciation and amortization, continuing and discontinued operations	528	530	447
Operating earnings before other expenses, net	866	2,157	1,759
Other expenses, net	89	21	(12)
Financial expense	(3)	(1)	(20)
Other financing items, net	(24)	(24)	19
Egypt [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	3,862	6,950	6,923
Less: Related parties	0	(5)	(5)
Net sales	3,862	6,945	6,918
Operating EBITDA	594	2,454	1,777
Less: Depreciation and amortization, continuing and discontinued operations	299	539	536
Operating earnings before other expenses, net	295	1,915	1,241
Other expenses, net	(210)	(213)	(254)
Financial expense	(60)	(78)	(115)
Other financing items, net	574	(253)	114
Rest of Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	13,516	11,858	9,929
Less: Related parties	0	(12)	0
Net sales	13,516	11,846	9,929
Operating EBITDA	1,855	1,617	1,250
Less: Depreciation and amortization, continuing and discontinued operations	363	299	244
Operating earnings before other expenses, net	1,492	1,318	1,006
Other expenses, net	(174)	(112)	(53)
Financial expense	(28)	(27)	(23)
Other financing items, net	12	27	(1)
Other Locations [member]
Disclosure of operating segments [line items]
Net sales (including related parties)	22,514	18,846	16,793
Less: Related parties	(11,203)	(8,597)	(8,752)
Net sales	11,311	10,249	8,041
Operating EBITDA	(2,796)	(2,962)	(3,003)
Less: Depreciation and amortization, continuing and discontinued operations	630	803	589
Operating earnings before other expenses, net	(3,426)	(3,765)	(3,592)
Other expenses, net	(3,493)	(2,174)	(896)
Financial expense	(17,553)	(20,323)	(18,579)
Other financing items, net	$ 4,169	$ 2,653	$ (1,090)